Consolidated Statements of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Non- Controlling Interest
Beginning balance at Dec. 31, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions from parent	$ 6		$ 6			$ 0
Dividends declared	(1)				(1)
Net Income (Loss) Attributable to Parent	244
Net income (loss)	244				244	0
Net Income (Loss) Attributable to Noncontrolling Interest	0
Total other comprehensive income	1,275			1,275
Ending balance at Dec. 31, 2011	8,911	6	8,271	953	(319)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions from parent	116		116
Net Income (Loss) Attributable to Parent	554				554
Change in noncontrolling interest ownership	(2)					(2)
Net income (loss)	556
Net Income (Loss) Attributable to Noncontrolling Interest	2					2
Total other comprehensive income	1,034			1,034
Ending balance at Dec. 31, 2012	10,383	6	8,155	1,987	235	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions from parent	1,196		1,196
Dividends declared	0				0
Net Income (Loss) Attributable to Parent	465				465
Change in noncontrolling interest ownership	(6)					(6)
Net income (loss)	471
Net Income (Loss) Attributable to Noncontrolling Interest	6					6
Total other comprehensive income	(1,413)			(1,413)
Ending balance at Dec. 31, 2013	$ 8,239	$ 6	$ 6,959	$ 574	$ 700	$ 0